Long-term debt (Details)			3 Months Ended
	Sep. 02, 2024 CAD ($)	Sep. 02, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Sep. 17, 2024 CAD ($)	Aug. 31, 2024 CAD ($)
Long-term debt
Total borrowings			$ 444,159		$ 458,640
Current portion of long-term debt			106,355		101,397
Long-term debt, noncurrent			337,804		357,243
Borrowings interest rate	30.00%	30.00%
Increase in long-term debt	$ 270,500	$ 200,000	280,500
Period of time between issuance and maturity of debt	90 days	90 days
Processing fee	$ 74,762	$ 55,000
Accrued interest				$ 2,721
Term loan maturing January 2025
Long-term debt
Total borrowings			444,159		$ 458,640
Monthly instalments			$ 13,609
Term loan maturing January 2025 | Minimum
Long-term debt
Borrowings interest rate			9.44%
Term loan maturing January 2025 | Maximum
Long-term debt
Borrowings interest rate			13.87%